SHARE CAPITAL (Narrative) (Details)	12 Months Ended
	May 31, 2020 CAD ($) Share shares	May 31, 2019 CAD ($) Share $ / shares shares
Disclosure of classes of share capital [Abstract]
Common shares issued | shares	35,114,048
Number of shares outstanding | shares	35,114,048
Value of units issued in period		$ 6,824,070
Units issued in period | Share		2,187,202
Units issued in period price per unit | $ / shares		$ 3.12
Exercise Price Of Warrants Issued | $ / shares		4.68
Weighted average exercise price of warrants, Issued | $ / shares		$ 3.76
Acceleration quality of warrants issued		subject to acceleration if the share price is at or above $6.00 per share for ten consecutive trading days
Fair value of warrants issued		$ 400,137
Share issue related cost		$ 442,143
Number of underwriter warrants issued | shares		110,310
Value of underwriter warrants issued		$ 90,769
Weighted average exercise price of underwriter warrants, Issued | $ / shares		$ 3.12
Number of shares issued during period for acquisition of royalty and stream interests | shares	359,695	7,655,252
Conversion on loan payable (shares) | shares		2,307,411
Number of shares issued during period for exercise of share purchase warrants | shares	959,698	2,042,003
Number of shares issued during period for vesting of RSU and exercise of stock options | shares	656,408	86,833
Percentage of maximum number of shares reserved for issuance under the stock option plan	10.00%
Weighted average remaining life of stock options outstanding	3 years 2 months 15 days	3 years 6 months
Percentage of maximum number of RSU shares reserved for issuance	2.00%
Stock options granted | Share	600,000	762,500
Fair value at measurement date, share options granted	$ 2,267,491	$ 1,132,624
Weighted average fair value per option granted	3.78	1.48
Share-based payments expense	1,392,902	917,571
Share-based payments expense vesting terms of RSUs granted	647,847	166,900
Share-based payments expense of offsetting credit share capital	378,394	166,900
Share-based payments expense of offsetting credit reserves	$ 269,453